Note Employee benefits (Changes in accumulated other comprehensive income (loss) for postretirement plan) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Recognized During Year [Abstract]
Prior service credit	$ 3,800	$ 3,800	$ (3,800)
Postretirement Health Care Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss	15,466	10,947
Recognized During Year [Abstract]
Prior service credit	3,800	3,800	3,800
Amortization of actuarial losses	(1,099)	(996)	0
Ocurring During Year [Abstract]
Net actuarial losses	(4,302)	1,715
Total Increase in AOCL	(1,601)	4,519
Accumulated other comprehensive loss	$ 13,865	$ 15,466	$ 10,947